BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Short-term Debt [Line Items]
Long-term borrowings	¥ 137,660		¥ 137,660
Current portion of long-term borrowings	137,660	$ 21,226
Non-current portion of long-term borrowings			137,660
Beijing Changping Technology Development Co. Ltd.("BC-TID")
Short-term Debt [Line Items]
Long-term borrowings	¥ 137,660		¥ 137,660